Note 6 - Notes and Other Loans Payable (Detail) - Non-Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current non related party notes	$ 515,000	$ 30,000	$ 5,000
Maturing in May 2013, 18% Interest [Member]
Current non related party notes	405,000
Maturing in May 2013, 8-12% Interest [Member]
Current non related party notes	50,000
Maturing in December 2012 - April 2013, 6% Interest [Member]
Current non related party notes	$ 60,000	$ 30,000